Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	CHAI NA TA CORP
Entity Central Index Key	0000889329
Trading Symbol	cccff
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	34,698,157
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	4,494	2,659
Accounts receivable	164	27
Inventory	4,974	4,835
Ginseng crops		3,149
Prepaid expenses	57	78
Assets held for sale	1,850
Assets, Current, Total	11,539	10,748
Prepaid expenses		15
Property, plant and equipment		2,232
Assets, Total	11,539	12,995
Current liabilities
Accounts payable and accrued liabilities	558	522
Customer deposits		1,479
Liabilities, Current, Total	558	2,001
Long-term debt		2,984
Total liabilities	558	4,985
SHAREHOLDERS' EQUITY
Share capital	38,226	38,226
Additional paid in capital	9,436	9,436
Accumulated other comprehensive income	873	917
Accumulated deficit	(37,554)	(40,569)
Total shareholders' equity	10,981	8,010
Liabilities and Equity, Total	11,539	12,995

Consolidated Statements of Earnings (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Revenue	9,475	8,951	6,941
Cost of goods sold
Cost of inventory sold	5,045	6,934	6,444
Shipping and handling fees	15	61	107
Write-down of ginseng crops and inventory	200	170	514
Cost of Goods and Services Sold, Total	5,260	7,165	7,065
Gross margin (loss)	4,215	1,786	(124)
Selling, general and administrative expenses	1,322	957	1,458
Operating income (loss)	2,893	829	(1,582)
Interest income	36	9	2
Interest expense	(9)	(383)	(323)
Other income	95	803	2,077
NET EARNINGS	3,015	1,258	174
Basic and diluted earnings per share (in Canadian dollars per share)	0.09	0.04	0.01
Weighted average number of common shares used to calculate basic and diluted earnings per share (in thousands) (in shares)	34,698	34,698	34,698

Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (CAD) In Thousands, unless otherwise specified	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total	Comprehensive Income
Balance at Dec. 31, 2008	38,226	9,436	442	(42,001)	6,103
Balance (in shares) at Dec. 31, 2008	34,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings				174	174	174
Cumulative translation adjustment			364		364	364
Total Comprehensive Income						538
Balance at Dec. 31, 2009	38,226	9,436	806	(41,827)	6,641
Balance (in shares) at Dec. 31, 2009	34,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings				1,258	1,258	1,258
Cumulative translation adjustment			111		111	111
Total Comprehensive Income						1,369
Balance at Dec. 31, 2010	38,226	9,436	917	(40,569)	8,010
Balance (in shares) at Dec. 31, 2010	34,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings				3,015	3,015	3,015
Cumulative translation adjustment			(44)		(44)	(44)
Total Comprehensive Income						2,971
Balance at Dec. 31, 2011	38,226	9,436	873	(37,554)	10,981
Balance (in shares) at Dec. 31, 2011	34,698

Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net earnings	3,015,000	1,258,000	174,000
Items included in net earnings not affecting cash:
Cost of ginseng crops sold	5,026,000	6,868,000	5,901,000
Write-down of inventory and crop costs	200,000	170,000	514,000
Gain on the disposal of property, plant and equipment	(1,000)	(591,000)	(611,000)
Non-cash realized foreign exchange gains	(109,000)	(117,000)	(410,000)
Depreciation and amortization expense	19,000	8,000	10,000
Changes in non-cash operating assets and liabilities:
Accounts receivable	(136,000)	(14,000)	302,000
Inventory	4,000	29,000	(16,000)
Prepaid expenses	36,000	22,000	(3,000)
Accounts payable and accrued liabilities	65,000	50,000	(161,000)
Customer deposits	(1,479,000)	(1,822,000)	848,000
Ginseng crop expenditures	(1,937,000)	(2,536,000)	(2,901,000)
Net Cash Provided by (Used in) Operating Activities	4,703,000	3,325,000	3,647,000
Financing Activities
Bank indebtedness			(3,060,000)
Repayment of long-term debt	(2,950,000)	(3,712,000)	(527,000)
Net Cash Provided by (Used in) Financing Activities	(2,950,000)	(3,712,000)	(3,587,000)
Investing Activities
Purchase of property, plant and equipment	(20,000)	(86,000)	(145,000)
Proceeds from the disposition of property, plant and equipment	101,000	645,000	2,386,000
Net Cash Provided by (Used in) Investing Activities	81,000	559,000	2,241,000
Effect of exchange rate changes on cash	1,000	(1,000)	(5,000)
NET INCREASE IN CASH	1,835,000	171,000	2,296,000
CASH, BEGINNING OF THE PERIOD	2,659,000	2,488,000	192,000
CASH, END OF THE PERIOD	4,494,000	2,659,000	2,488,000
Other cash flows:
Interest paid	13,000	548,000	176,000

Consolidated Statements of Crop Costs (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Crop Costs [Abstract]
Depreciation	296	305	307
Farm equipment operating costs	269	226	234
Land rental costs	64	130	202
Mulch, fertilizer and seed	271	647	924
Office, insurance and other costs	51	56	92
Salaries and wages	1,067	1,229	1,272
Small tools and supplies	14	14	19
Warehouse and dryer operations	201	234	196
Cost Of Production	2,233	2,841	3,246
Balance, beginning of year	3,149	5,549	7,486
Cost Of Production and Inventories Work In Process	5,382	8,390	10,732
Cost of crop harvested	5,382	5,071	4,630
Cost of seeds sold and available for sale			103
Write-down of ginseng crops		170	450
Balance, end of year		3,149	5,549

Nature of operations	12 Months Ended
Dec. 31, 2011
Nature Of Operations [Abstract]
Nature of operations
1.	Nature of operations

The Company operated North American ginseng farms in Ontario, Canada, on which ginseng root was planted, cultivated and harvested. The Company sells ginseng in its primary markets of Hong Kong and China, and to a lesser extent Canada and the United States of America, through its wholly-owned subsidiaries.

The Company is publicly traded with no single shareholder holding a majority of the Company’s common shares. The largest shareholder of the Company is Wai Kee Holdings Limited (“Wai Kee”), a publicly traded Hong Kong based company, which owns 46% of the shares of the Company.

Going concern

The Company did not plant new crops in the previous three years and is expecting to cease operations in their current form after completing the sale of the remaining inventory from the 2011 harvest in 2012. After completion of such sales, the Company will not have a recurring source of revenue, other than interest income on its cash deposits. The Company is currently in a position to acquire and manage an operating business with growth opportunities, although the Company has not yet received an opportunity attractive enough to seriously consider.

As such, there is substantial doubt about the Company's ability to continue indefinitely as a going concern. However the Company’s financial statements were prepared on a going concern basis which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Should a liquidation plan be approved, the Company will adopt liquidation based accounting to prepare the Company's financial statements. The impact of adopting a liquidation basis accounting to prepare the financial statements is limited as the Company has stated the significant assets and liabilities at amounts which are not expected to significantly differ from their net realizable value.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies

Basis of presentation

These consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("US GAAP"). The Company began reporting in accordance with US GAAP on January 1, 2011 and has restated the comparative figures for the prior years in these consolidated financial statements to conform to US GAAP. Prior to January 1, 2011, the Company reported in accordance with Canadian generally accepted accounting principles ("Canadian GAAP").

All amounts included in these annual consolidated financial statements are expressed in Canadian dollars ("CAD") unless otherwise noted

Basis of consolidation

These annual consolidated financial statements include the accounts of the Company and those of its subsidiaries. All significant intercompany transactions and balances have been eliminated.

Cash

Cash consists of cash on hand and cash deposited in a large, Canadian financial institution. Cash also includes investments in guaranteed short-term instruments with the same financial institution that can be converted to cash in one business day. Interest earned, but not yet received, on these investments are included in interest income on the statement of operations and in accounts receivable on the balance sheet.

Inventory

Inventory is valued at the lower of average cost or net realizable value. The determination of net realizable value reflects management’s best estimate of the expected selling price of its ginseng roots with a consideration of qualitative factors such as size, shape, colour and taste. The carrying value of inventory also reflects management’s expectation that the inventory will eventually be sold. All of the inventory is costed using the specific identification method.

Ginseng crops

The Company uses the full absorption costing method to value its ginseng crops. Included in the cost of ginseng crops are seeds, labour, applicable overhead and supplies. Common costs are allocated in each period based on the total number of acres under cultivation during the period. The carrying value of ginseng crops is reviewed on a regular basis for any impairment in value, using management’s best estimate as to expected future market values, yields and costs to harvest. Ginseng costs related to the acreage harvested and sold have been charged to cost of sales.

Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the assets as follows:

Buildings	20 years
Computer equipment and software	4 years
Dryers and related works	20 years
Furniture and fixtures	10 years
Machinery and equipment	10 years
Pavement	12.5 years
Sunshade	10 years
Vehicles	8 years

Property, plant and equipment are reviewed on a regular basis for impairment upon the occurrence of events or changes in circumstances which indicate that the net book value of the assets may not be recoverable based on estimated undiscounted future cash flows generated by their use. To the extent not recoverable, impaired assets are written down to their fair value. Routine maintenance and repairs to items used in the farming operations are charged to ginseng crops as incurred while items used for selling, general and administrative activities are expensed as incurred.

Upon the completion of the final harvest in December 2011, the Company reclassified all of its property, plant and equipment as assets held for sale as described in Note 3.

Revenue recognition

Sales of goods are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk have passed to the customer, the sales price is fixed and determinable, and collectibility is reasonably assured. These conditions are generally satisfied when the goods are delivered to the end customers or to the wholesale distributor. In instances when the above criteria are not satisfied, revenue is deferred until all conditions required for recognition of revenue are met.

Financial instruments

FASB Accounting Standards Codification Topic 820, Fair Value Measurements requires disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The Company has designated its cash and foreign exchange forward contracts as held-for-trading, which are measured at fair market value with changes in fair value recorded in earnings. Accounts receivable are classified as loans and receivable which are measured at amortized cost. Accounts payable, accrued liabilities and long-term debt are classified as other liabilities, which are measured at amortized cost.

ASC 820-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Concentration of credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk on accounts receivable from customers and on cash and foreign exchange forward contracts. A majority of the Company's sales are made to a small number of customers that are concentrated in Asian markets. To manage its credit risk, the Company carefully monitors credit terms, investigates credit history and only grants credit to customers with established relationships or acceptable credit ratings. Letters of credit may be used, or inventory may be held as security until payment is received, when such relationships have not been established. The credit risk on the Company's cash and foreign exchange forward contracts is substantially minimized as they are placed in, or contracted with, large, high quality financial institutions. While the Company is exposed to credit losses due to the financial collapse by those who are custodians to the Company's cash and those that are counter parties to the foreign exchange forward contracts, the Company considers this risk quite remote.

Value-added taxes

Value-added taxes that are collected from customers and remitted to taxing authorities are excluded from sales. Likewise, value-added taxes that are paid and refunded by taxing authorities are excluded from cost of sales.

Income taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, the change in the net deferred tax asset or liability is included in the computation of net income. Deferred tax assets and liabilities are measured using the enacted tax rates applicable to taxable income in the years in which the temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Under current conditions and expectations, the Company does not foresee any significant changes in unrecognized tax benefits that would have a material impact on the Company’s financial statements. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company has not accrued interest or penalties related to uncertain tax positions as of December 31, 2011. Management is currently unaware of any issues under review that could results in significant payments, accruals or material deviations from its position. The Company has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits.

Foreign currency translation

The functional and reporting currency of the Company excluding its subsidiary CNT Trading (Hong Kong) Limited ("CNT HK") is the CAD. Monetary assets and liabilities denominated in currencies other than the CAD are translated into the CAD at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the CAD during the year are converted into CAD at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of earnings.

The financial records of CNT HK are maintained in its local currency, the Hong Kong dollar ("HKD"), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expense gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of shareholders' equity and comprehensive income. The Company has chosen the CAD as the reporting currency.

Leases

The Company leases equipment for use in its farming operations where leasing offers advantages of flexibility and lower costs compared to other forms of financing. The Company also leases agricultural land for virtually all of its plantings. All leases are evaluated upon inception and upon any subsequent modifications and are classified as either capital leases or operating leases. All of the Company's current leases for farming equipment, vehicles and agricultural land are classified as operating leases.

Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution of common shares by including other common share equivalents in the weighted average number of common shares outstanding for a period, if dilutive. There were no common share equivalents outstanding in the previous three fiscal years.

Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income and foreign-currency translation adjustments. The Company discloses this information on its consolidated statements of changes in shareholders’ equity and comprehensive income.

Foreign exchange forward contracts

The Company periodically entered into foreign exchange forward contracts to manage foreign exchange risk associated with debt repayments denominated in foreign currencies. Realized and unrealized gains and losses resulting from changes in the market value of these contracts were recorded as other income unless they met specified criteria to qualify as a hedging instrument. The Company has not had any contracts that meet the criteria for a hedging instrument. Since the Company no longer has any debt denominated in foreign currencies, the Company currently has no outstanding foreign exchange forward contracts and does not anticipate entering into any new foreign exchange forward contracts.

Use of estimates

The presentation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and other disclosures as at the end of or during the reporting periods. Significant estimates are used for, but not limited to, the net realizable value of inventory and crop costs, depreciation of property, plant and equipment, the fair value of assets held for sale, future income taxes and contingencies. Actual results may differ from those estimates.

Assets held for sale and property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Assets held for sale and property, plant and equipment
3.	Assets held for sale and property, plant and equipment

The Company entered into an agreement for the sale of certain assets and real property used in connection with the farming operations in Ontario for total cash consideration of $1,850,000 in accordance with the terms and conditions of an asset purchase agreement (the “Agreement”) dated September 14, 2011 with a closing date scheduled for January 16, 2012. The closing of the transaction was approved by the Company’s shareholders at a special meeting on October 28, 2011. Under the terms of the Agreement, a deposit of $295,000 was paid by the buyer to the solicitors of the Company in trust for the buyer until the closing date. Subsequent to the end of the reporting period, the transaction was concluded on the scheduled closing date with the full proceeds of the sale being received by the Company in accordance with the Agreement.

The assets and real property in the Agreement constitute all of the operating assets of the Company's farming operations. These assets were reclassified as assets held for sale and are recorded at the lower of cost and net realizable value.

The remaining tangible capital assets of the Company constitute equipment and furniture at the Company's corporate head office which are recorded at their estimated net realizable value of zero.

A detailed schedule of the property, plant and equipment as at December 31, 2010 is as follows:

		Accumulated	Net Book
	Cost	Depreciation	Value

Land	$171	$-	$171
Buildings	1,220	378	842
Computer equipment and software	82	77	5
Dryers and related works	602	213	389
Furniture and fixtures	203	191	12
Machinery and equipment	3,151	2,545	606
Pavement	47	23	24
Sunshade	1,414	1,296	118
Vehicles	201	136	65
	$7,091	$4,859	$2,232
[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars

Long-term debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt, By Current and Noncurrent [Abstract]
Long-term debt
4.	Long-term debt

	2011	2010

Term loan	$-	$2,984

Less: current portion	-	-
	$-	$2,984

On September 1, 2009, the Company agreed to a three year extension of the remaining HK$51,500,000 (equivalent to $6,741,000 at December 31, 2011) loan facility from a company formerly under common control. The loan was denominated in the amounts of HK$21,125,000 (equivalent to $2,765,000 at December 31, 2011) and US$3,878,000 (equivalent to $3,944,000 at December 31, 2011) and was unsecured and bore interest at 6.25%. The Company repaid HK$21,125,000 ($2,820,000) and US$878,000 ($892,000) during the year ended December 31, 2010 and repaid US$3,000,000 ($2,950,000) during the year ended December 31, 2011 settling the loan facility in full.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars

Share capital	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Share capital
5.	Share capital

	Number of Shares (in thousands)
	Authorized	Outstanding	Amount

Common Shares - without par value
Balance as at December 31, 2011 and December 31, 2010	Unlimited	34,698	$38,226
[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars

Stock options	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock options
6.	Stock options

The Company maintains a stock option plan and grants options to officers, directors and employees of the Company at market prices. A total of 785,000 shares were reserved for issue under the plan. The options vest at the date of grant and expire five years thereafter. There were no options to purchase shares outstanding or any options granted or modified during the three years ended December 31, 2011.

Write-down of ginseng crops and inventory	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Write-down of ginseng crops and inventory
7.	Write-down of ginseng crops and inventory

	2011	2010	2009

Write-down of ginseng crops	$-	$170	$450
Write-down of inventory	200	-	64
	$200	$170	$514

For the year ended December 31, 2011, the Company recorded a write-down of $200,000 on the inventory that was harvested at the end of 2011. This write-down was recorded due to lower than expected sales prices on the Company’s final harvest which reduced the estimated net realizable value as at December 31, 2011. This write-down brought the cumulative written down amount on the final harvest to $820,000. This is primarily due to the Company harvesting three-year-old crops that would normally have been allowed to mature another year and due to the final year's harvest absorbing a greater proportion of farm overhead costs.

For the year ended December 31, 2010, the Company recorded a write-down of $170,000 on the ginseng crops that were eventually harvested at the end of 2011. This write-down was recorded due to frost at one of the Company’s farm locations which harmed the ginseng crops and reduced the expected yield from that location which in turn reduced the net realizable value of those ginseng crops.

For the year ended December 31, 2009, the Company recorded a write-down of $450,000 on the ginseng crops that were eventually harvested at the end of 2011. The net realizable value of those crops was estimated based on sales prices at the time and the estimated future yields, quality and costs to bring the crops to harvest. The Company also recorded a write-off of $64,000 on ginseng fibres from prior harvests as the ability of the Company to sell these specific ginseng fibres was uncertain.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars

Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2011
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses
8.	Selling, general and administrative expenses

	2011	2010	2009

Retention bonuses	$251	$151	$-
Wind-up expenses of terminated operations	-	-	530
Other selling, general and administrative expenses	1,071	806	928
	$1,322	$957	$1,458

During 2010, the Company agreed to pay retention bonuses totalling $485,000 to corporate and farm management and staff to ensure the stability of the operation through the expected final harvest in 2011 and the sale of the Company’s assets in 2012. These retention bonuses are contingent on the satisfactory completion of the job duties of each employee up to their termination date. For the year ended December 31, 2011, $251,000 (2010 - $151,000) of expenses were incurred with $85,000 paid in 2011 (2010 - $4,000) and $313,000 (2010 -$147,000) included in accounts payable and accrued liabilities as at December 31, 2011 ($147,000 as at December 31, 2010). The remaining balance will be recorded over the remaining service period for the employees.

For 2009, the wind-up expenses of terminated operations include all expenditures associated with closing the ginseng farm operations in British Columbia after the final harvest was completed in 2008.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars

Other income	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other income
9.	Other income

	2011	2010	2009

Foreign exchange gain	$46	$69	$470
Gain on disposal of property, plant and equipment	1	591	611
Government supplements	45	138	995
Other non-operating income	3	5	1
	$95	$803	$2,077

Foreign exchange gain for the year ended December 31, 2011 includes a $36,000 loss on foreign exchange forward contracts (2010 - $64,000 loss, 2009 - $357,000 loss)

Government supplements include funds received from Agriculture Canada as compensation for cost of production increases and reduced margins of the Company's farming operations in prior years, net of program participation fees and related costs. The amount received in 2011 was based on sales made in the 2008 and 2009 program years. The substantial amount received in 2009 was from the 2007 program year and the additional amount received in 2010 was due to an amendment filed for that same program year. The Company considers these payments non-recurring and are recorded as received.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars

Deferred income taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred income taxes
10.	Deferred income taxes

Temporary differences and loss carry forwards that give rise to deferred income tax assets and liabilities as at December 31, 2011 and 2010 are as follows:

	2011	2010

Deferred income tax assets (liabilities):

Property, plant and equipment	$(75)	$(135)
Tax losses carried forward	4,061	4,866
	3,986	4,731
Less: valuation allowance	(3,986)	(4,731)
	$-	$-

The majority of the above differences relate to the Company’s farming operations, which are taxable on a cash basis under Canadian tax law and allow for taxable adjustments of inventory and ginseng crops at the discretion of the Company.

The provision for income taxes has been calculated as follows:

	2011	2010	2009

Canadian statutory tax rate:	28.25%	31.00%	33.00%

Income taxes payable at the Canadian statutory tax rate	$852	$390	$57

Adjustments:
Foreign tax rate differential	(11)	10	(10)
Change in future income tax rates	-	35	1,477
Other	(96)	(10)	22
Reduction in the valuation allowance	(745)	(425)	(1,546)
	$-	$-	$-

The Company’s foreign subsidiaries have tax losses available for carry forward of approximately $728,000 to reduce future taxable income, subject to the approval of the tax authorities, which can be carried forward indefinitely. The Company and domestic subsidiaries have tax losses available for carry forward of approximately $15,781,000 which can be applied to reduce future taxable income and expire at various times over the next three to twenty years.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars

Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments
11.	Commitments

The Company has entered into an operating lease for its corporate head office in Richmond, British Columbia at a cost of $3,000 per month through July 31, 2012.

The Company had operating leases on farm equipment and a vehicle as at December 31, 2011 but those leases were transferred to the purchaser of the Company's farming operations in Ontario in January 2012 and the Company has no further commitment on those leases.

The Company had commitments to agriculture land rentals for 2012 as at December 31, 2011 but those have subsequently been alleviated as the harvest of the ginseng crops on that land was completed in 2011.

Segmented information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segmented information
12.	Segmented information

The Company operates in one operating segment and two geographic regions. The geographic region that the external revenue is derived from is determined by the residency of the customer. Intersegment revenue is determined by the residency of the subsidiary selling the product. Information by geographic region is summarized as follows:

	2011	2010	2009
External revenue from operations located in:
Canada	$5,793	$3,841	$1,473
Hong Kong and People's Republic of China	3,682	5,110	5,468
	$9,475	$8,951	$6,941
Intersegment revenue from operations located in:
Canada	$3,538	$4,580	$4,454
Hong Kong and People's Republic of China	-	-	556
	$3,538	$4,580	$5,010
Net earnings (loss) from operations located in:
Canada	$3,002	$1,338	$110
Hong Kong and People's Republic of China	13	(80)	64
	$3,015	$1,258	$174

The Company had no long-lived assets, which comprise of all assets not classified as current, as at December 31, 2011. All of the Company's long-lived assets were in the Canadian geographic region as at December 31, 2010 and 2009.

Major customers:

Major customers include all customers with whom the Company has derived revenue greater than 10% of its total revenue within the reporting period.

For the year ended December 31, 2011, consolidated revenue included sales to four major customers. Two of these customers accounted for $2,172,000 and $1,190,000, respectively, from the Hong Kong and People’s Republic of China geographic region and two customers accounted for $3,890,000 and $1,190,000, respectively, from the Canadian geographic region.

For the year ended December 31, 2010, consolidated revenue included sales to four major customers. Two of these customers accounted for $2,103,000 and $1,444,000, respectively, from the Hong Kong and People’s Republic of China geographic region, one customer accounted for $1,647,000 from the Canadian geographic region, and a fourth customer accounted for a total of $2,730,000 of which $1,843,000 was from the Canadian geographic region and $887,000 was from the Hong Kong and People’s Republic of China geographic region.

For the year ended December 31, 2009, consolidated revenue included sales to three major customers, which accounted for $1,040,000 from the Canadian geographic region and $2,328,000 and $2,013,000, respectively, from the Hong Kong and People’s Republic of China geographic region.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars

Related party transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions
13.	Related party transactions

In the normal course of business, the Company pays management fees to Wai Kee for performing sales, accounting and administrative services for CNT HK. The Company paid management fees of $60,000 for the year ended December 31, 2011 (2010 - $63,000, 2009 - $114,000) of which $5,000 remains outstanding as at December 31, 2011 (2010 - $10,000, 2009 - $17,000) and is included in accounts payable and accrued liabilities. This related party transaction is measured at the fair value.

Subsequent event	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent event
14.	Subsequent event

On January 16, 2012 the Company concluded its sale of the remaining farm operating assets and real property in Ontario for total cash consideration of $1,850,000 in accordance with the terms and conditions of the Agreement dated September 14, 2011 which was approved by the Company’s shareholders at a special meeting on October 28, 2011 as disclosed in Note 3.